Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Schedule of inventory
	December 31
	2022	2021
	USD in thousands
Work in progress*	871	-
Raw materials**	64	95
	935	95
*	Work in progress is in connection with two commenced projects to supply systems to European companies. No revenue has been recognized to date with respect to these projects.
**	As of December 31,2022 and 2021, the Company reduced its raw materials inventory to its net realizable value and recognized a loss of USD 2 thousand and USD 114 thousand, for the years 2022 and 2021, respectively